Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill And Other Intangible Assets [Abstract]
Amortization expense for other intangible assets	$ 37.8	$ 37.3	$ 37.1